Guaranteed Investment Contract (Details)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Fully Benefit-Responsive Investment Contract, Description	The GIC is fully benefit-responsive and contract value is the relevant measurement attribute for that portion of the net assets available for benefits attributable to the GIC.